Stock-Based Compensation - Employee Stock Purchase Plan (Details)	9 Months Ended
Sep. 30, 2016 shares
Employee Stock Purchase Plan
Stock-based compensation
Total shares authorized	600,000
Employee Stock Purchase Plan
Stock-based compensation
Discount from the closing price on the exercise date (as a percent)	5.00%
Holding period for common stock purchased by plan participants	2 years